Intangible assets and Goodwill - Intangible assets and goodwill rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 443,470	$ 448,275	$ 414,123
Acquisition	102	16	11
Acquisition in business combination	72,879	0	33,289
Impairment	(8,011)
Amortization	(5,822)	(3,102)	(533)
Translation differences	3,907	(1,719)	1,385
Ending balance	506,525	443,470	448,275
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	395,804	396,704	379,072
Acquisition	0	0	0
Acquisition in business combination	36,674	0	16,933
Impairment	(8,011)
Translation differences	2,192	(900)	699
Ending balance	426,659	395,804	396,704
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	35,009	35,000	35,000
Acquisition	0	12	0
Acquisition in business combination	500	0	0
Impairment	0
Amortization	(58)	(3)	0
Translation differences	4	0	0
Ending balance	35,455	35,009	35,000
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,197	8,885	0
Acquisition	0	0	0
Acquisition in business combination	0	0	8,893
Impairment	0
Amortization	(2,373)	(2,272)	(380)
Translation differences	705	(416)	372
Ending balance	4,529	6,197	8,885
Purchased technology
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,072	7,162	0
Acquisition	0	0	0
Acquisition in business combination	0	0	6,987
Impairment	0
Amortization	(746)	(714)	(120)
Translation differences	755	(376)	295
Ending balance	6,081	6,072	7,162
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	28	44	51
Acquisition	102	4	11
Acquisition in business combination	3,900	0	0
Impairment	0
Amortization	(565)	(16)	(17)
Translation differences	20	(4)	(1)
Ending balance	3,485	28	44
Gaming License
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	360	480	0
Acquisition	0	0	0
Acquisition in business combination	31,805	0	476
Impairment	0
Amortization	(2,080)	(97)	(16)
Translation differences	231	(23)	20
Ending balance	$ 30,316	$ 360	$ 480